CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Revenues
Environmental Services Revenue		$ 19,880	$ 10,732
Cost of Sales
Environmental Services Costs		13,828	6,732
Total Gross Profit		6,052	4,000
General and administrative expenses		12,170	10,942
Mine site care and maintenance		2,603	1,888
Operating expense		14,773	12,830
Operating Loss		(8,721)	(8,830)
Other Income (Expenses)
Other income and expenses		(772)	1,148
Gain (loss) on investments		(572)	1,341
Gain on embedded derivative		3,071	0
Loss Before Taxes	[1]	(6,994)	(6,341)
Income Tax Provision
Current		3	0
Deferred		1,504	1,472
Net Loss		(8,501)	(7,813)
Other Comprehensive Income (Loss)
Gain (loss) on FVTOCI investments, net of tax		(798)	253
Items that may be reclassified subsequently to net loss
Cumulative translation adjustments, net of tax		213	(564)
Recycle of loss on previously recorded available-for-sale to income, net of tax		0	(356)
Other Comprehensive Loss		(585)	(667)
Total Comprehensive Loss		$ (9,086)	$ (8,480)
Basic and diluted loss per common share		$ (0.08)	$ (0.09)
Weighted average number of common shares outstanding		105,034,345	98,486,437

[1]	Represents consolidated loss before taxes.